Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2012 Swap	Jun. 30, 2011	Jun. 30, 2012 Interest rate swaps [Member]	Jun. 30, 2012 Euro Forward Contracts [Member]	Jun. 30, 2012 Three Interest Rate Swap Agreements [Member]	Jun. 30, 2012 Three Interest Rate Swap 2013 Agreements [Member] Swap
Derivative [Line Items]
Notional dollar amount of forward contracts				$ 15
Average exchange rate on forward contracts				1.4
Notional amount of interest rate swaps		100			150	250
Gain recorded to interest expense			$ 3
Terminated number of interest rate swap agreements						3
Derivative Financial Instruments (Textual) [Abstract]
Maturity period of forward contracts	Less than one Year
Number of interest rate swap agreements	3